Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reserves within equity [line items]
Reserve of share-based payments	€ 2.9
Share award charge	2.2	€ 1.3
Reserve of share-based payments	5.1
Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	2.9
Reserve of share-based payments	5.1
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.1
January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	1.7
January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.3
January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.1
Non-Executive Directors Award | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.5
Reserve of share-based payments	0.6
Non-Executive Directors Award | Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.1
Non-Executive Directors Award | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Non-Executive Directors Award | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Non-Executive Directors Award | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	2.2
Reserve of share-based payments	3.9
Management Share Award 2016 | Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	1.7
Management Share Award 2016 | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.2
Reserve of share-based payments	0.5
Management Share Award 2017 | Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.3
Management Share Award 2017 | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.0
Reserve of share-based payments	0.1
Management Share Award 2018 | Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	€ 0.1